UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99

Name of Registrant: Vanguard Trustees' Equity Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)[1]
Australia (1.2%)
QBE Insurance Group Ltd.	5,373,537	54,314
BHP Billiton Ltd.	1,440,637	51,153
		105,467
Belgium (1.0%)
Anheuser-Busch InBev NV	772,743	83,405

Brazil (2.8%)
BB Seguridade Participacoes SA	4,788,700	69,865
Cielo SA	2,839,504	51,940
Estacio Participacoes SA	3,874,400	48,072
Cia de Saneamento Basico do Estado de Sao Paulo	4,040,600	35,780
Petroleo Brasileiro SA ADR Type A	983,300	16,539
* PDG Realty SA Empreendimentos e Participacoes	21,893,800	13,993
Petroleo Brasileiro SA ADR	327,600	5,222
		241,411
China (2.9%)
China Shenhua Energy Co. Ltd.	28,281,500	83,159
^ Anhui Conch Cement Co. Ltd.	11,858,500	44,366
* Baidu Inc. ADR	193,960	41,905
China Mobile Ltd.	3,238,500	35,386
China Machinery Engineering Corp.	19,693,000	11,947
Industrial & Commercial Bank of China Ltd.	17,298,000	11,797
China Construction Bank Corp.	15,052,000	11,517
Dongyue Group Ltd.	12,444,000	5,691
		245,768
Denmark (2.1%)
Novo Nordisk A/S Class B	1,793,090	82,540
^ TDC A/S	6,398,383	64,548
Carlsberg A/S Class B	263,397	25,201
DSV A/S	318,300	10,052
		182,341
Finland (0.6%)
Sampo Oyj Class A	987,587	49,059

France (4.0%)
BNP Paribas SA	1,107,068	73,459
Sanofi	553,493	58,112
ArcelorMittal	3,202,278	48,627
Schneider Electric SE	481,214	40,787
Valeo SA	306,028	36,668
Airbus Group NV	553,442	32,111
Total SA	425,956	27,472
GDF Suez	869,200	22,412
		339,648
Germany (6.7%)
SAP SE	1,472,936	115,762
Bayer AG	589,060	77,702

Fresenius Medical Care AG & Co. KGaA	1,019,253	70,653
Bayerische Motoren Werke AG	553,077	65,883
Volkswagen AG Preference Shares	270,846	62,902
Siemens AG	313,845	38,759
* Metro AG	1,034,972	37,296
BASF SE	275,761	28,540
RWE AG	640,802	25,727
Allianz SE	129,292	21,526
HeidelbergCement AG	251,877	18,684
Software AG	271,295	6,787
		570,221
Greece (0.2%)
* Piraeus Bank SA	7,675,851	16,127

Hong Kong (4.0%)
Swire Pacific Ltd. Class A	7,817,850	100,656
Hutchison Whampoa Ltd.	5,838,000	79,195
Li & Fung Ltd.	43,624,000	58,113
Sands China Ltd.	5,995,800	44,019
Cheung Kong Holdings Ltd.	1,292,000	24,961
Esprit Holdings Ltd.	8,372,934	13,101
* Global Brands Group Holding Ltd.	43,624,000	11,427
Jardine Matheson Holdings Ltd.	136,780	8,164
		339,636
India (0.6%)
Infosys Ltd. ADR	991,734	54,367

Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,001,969	44,998

Ireland (0.4%)
* Ryanair Holdings plc ADR	676,805	35,864

Israel (0.8%)
Teva Pharmaceutical Industries Ltd. ADR	1,344,935	71,954

Italy (2.9%)
Eni SPA	3,987,407	101,464
Intesa Sanpaolo SPA (Registered)	23,369,772	69,400
Atlantia SPA	1,496,635	39,611
Mediolanum SPA	4,361,357	33,147
		243,622
Japan (22.1%)
Sumitomo Mitsui Financial Group Inc.	3,647,200	148,676
KDDI Corp.	2,449,600	140,810
Japan Tobacco Inc.	3,893,300	136,918
Omron Corp.	2,189,200	97,097
Panasonic Corp.	7,365,300	91,834
Sumitomo Mitsui Trust Holdings Inc.	21,056,000	91,630
Bridgestone Corp.	2,169,400	78,294
East Japan Railway Co.	941,200	75,397
Mitsubishi Corp.	3,537,200	74,535
Toyota Motor Corp.	1,254,900	74,089
Sumitomo Electric Industries Ltd.	4,439,000	65,065
Honda Motor Co. Ltd.	1,837,700	63,972
Seven & I Holdings Co. Ltd.	1,528,683	63,617

Daihatsu Motor Co. Ltd.	3,545,200	62,928
Daiwa House Industry Co. Ltd.	2,974,000	60,370
Toshiba Corp.	13,536,000	60,204
Dai Nippon Printing Co. Ltd.	5,866,000	60,175
Nissan Motor Co. Ltd.	5,593,300	54,873
^ Yamada Denki Co. Ltd.	14,396,800	51,098
Makita Corp.	850,500	50,305
Yamato Kogyo Co. Ltd.	1,339,300	43,534
Daikin Industries Ltd.	596,500	40,967
SoftBank Corp.	561,600	40,372
Isuzu Motors Ltd.	5,327,000	36,973
Komatsu Ltd.	1,272,100	28,212
Ryohin Keikaku Co. Ltd.	230,700	27,843
Miraca Holdings Inc.	452,600	20,946
^ Dena Co. Ltd.	929,300	11,985
Lintec Corp.	569,400	11,617
Nexon Co. Ltd.	1,187,500	11,457
Nintendo Co. Ltd.	82,000	9,109
		1,884,902
Netherlands (1.6%)
Heineken NV	876,630	61,580
Unilever NV	1,428,277	58,783
Akzo Nobel NV	256,503	18,474
		138,837
Norway (0.4%)
Petroleum Geo-Services ASA	2,025,162	17,202
TGS Nopec Geophysical Co. ASA	602,893	17,099
		34,301
Philippines (0.5%)
Alliance Global Group Inc.	73,103,700	43,908

Russia (2.2%)
Gazprom OAO ADR	12,977,363	94,692
Mobile Telesystems OJSC ADR	1,751,347	31,401
Sberbank of Russia	9,657,936	19,758
* Lenta Ltd. GDR	1,498,074	18,289
* X5 Retail Group NV GDR	573,992	11,017
Sberbank of Russia ADR	1,152,196	9,558
		184,715
Singapore (1.5%)
DBS Group Holdings Ltd.	4,684,000	68,243
Genting Singapore plc	58,872,000	62,775
		131,018
South Africa (1.0%)
Mediclinic International Ltd.	4,541,733	36,142
Mr Price Group Ltd.	1,372,195	25,916
Nampak Ltd.	6,282,374	23,860
		85,918
South Korea (3.5%)
Samsung Electronics Co. Ltd.	119,439	154,580
E-Mart Co. Ltd.	253,606	56,946
Hyundai Mobis	103,434	30,898
Hyundai Home Shopping Network Corp.	141,604	22,782
Hana Financial Group Inc.	470,830	18,962

SK Innovation Co. Ltd.	142,413	14,185
		298,353
Spain (0.8%)
* Banco Santander SA	3,173,370	31,884
Red Electrica Corp. SA	326,060	28,018
Banco Bilbao Vizcaya Argentaria SA	841,301	10,342
		70,244
Sweden (1.5%)
Swedbank AB Class A	2,152,653	55,146
Assa Abloy AB Class B	1,023,890	50,309
Getinge AB	652,595	15,963
^ Oriflame Cosmetics SA	466,439	10,099
		131,517
Switzerland (6.1%)
Novartis AG	2,253,198	196,025
Roche Holding AG	234,346	68,009
ABB Ltd.	2,756,144	63,385
Credit Suisse Group AG	1,835,579	49,795
Julius Baer Group Ltd.	924,976	39,239
* Cie Financiere Richemont SA	386,381	36,665
Holcim Ltd.	354,333	28,353
Swatch Group AG (Bearer)	49,612	26,457
GAM Holding AG	577,710	10,458
		518,386
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	22,565,704	90,472
Wistron Corp.	109,047	104
		90,576
Thailand (1.3%)
Bangkok Bank PCL	13,166,800	79,647
Kasikornbank PCL (Foreign)	4,325,600	28,344
		107,991
Turkey (1.3%)
* Turkcell Iletisim Hizmetleri AS	6,895,597	45,092
Turkiye Halk Bankasi AS	5,980,422	45,030
KOC Holding AS	4,687,628	24,597
		114,719
United Kingdom (18.3%)
^ Royal Dutch Shell plc Class A	3,489,928	143,515
Prudential plc	4,799,640	110,315
* Royal Bank of Scotland Group plc	18,165,550	108,275
BG Group plc	4,827,873	95,202
AstraZeneca plc	1,227,908	89,658
British American Tobacco plc	1,212,581	71,036
Vodafone Group plc	19,784,694	65,885
WPP plc	3,300,998	65,712
* Lloyds Banking Group plc	51,893,211	64,694
Carnival plc	1,779,082	64,088
HSBC Holdings plc	5,877,471	63,012
Unilever plc	1,376,878	59,490
Barclays plc	14,657,379	55,562
Rolls-Royce Holdings plc	3,033,401	52,952
Serco Group plc	8,244,254	50,311
Tesco plc	11,176,121	48,490
Rexam plc	5,714,247	48,171

*	Informa plc			5,760,883	47,270
	Signet Jewelers Ltd.			385,653	39,525
*	RSA Insurance Group plc			5,082,207	39,291
	Wolseley plc			706,258	36,769
	Ashtead Group plc			2,216,327	33,246
	Associated British Foods plc			698,960	32,720
	BP plc ADR			626,982	30,703
	Petrofac Ltd.			1,008,993	18,594
	WM Morrison Supermarkets plc			5,042,342	14,312
	Ladbrokes plc			4,620,244	10,250
	Inchcape plc			21,654	234
					1,559,282
	United States (1.0%)
	Ensco plc Class A			815,300	41,295
*	Ultra Petroleum Corp.			1,045,105	23,954
*	Weatherford International plc			878,000	19,641
					84,890
	Total Common Stocks (Cost $7,181,466)				8,103,445
		Coupon
	Temporary Cash Investments (6.9%)[1]
	Money Market Fund (6.7%)
	[2,3] Vanguard Market Liquidity Fund	0.118%		572,733,000	572,733

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.2%)
4	Federal Home Loan Bank Discount Notes	0.053%	8/1/14	8,000	8,000
	[4,5] Federal Home Loan Bank Discount Notes	0.080%	9/24/14	7,600	7,600
	[5,6] Freddie Mac Discount Notes	0.090%	8/13/14	2,000	2,000
					17,600
	Total Temporary Cash Investments (Cost $590,333)				590,333
	Total Investments (101.8%) (Cost $7,771,799)				8,693,778
	Other Assets and Liabilities-Net (-1.8%)[3]				(150,391)
	Net Assets (100%)				8,543,387
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $114,812,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.9% and 4.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $122,463,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $8,300,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

International Value Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	637,494	7,465,951	—
Temporary Cash Investments	572,733	17,600	—
Futures Contracts—Liabilities[1]	(1,254)	—	—
Forward Currency Contracts—Liabilities	—	(1,465)	—
Total	1,208,973	7,482,086	—
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in

International Value Fund

those countries and the United States. Based on values on the date of transfer, securities valued at $159,042,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	September 2014	487	54,944	(551)
Dow Jones EURO STOXX 50 Index	September 2014	1,246	51,998	(2,790)
Topix Index	September 2014	341	42,859	1,878

International Value Fund

S&P ASX 200 Index	September 2014	186	24,080	916
(547)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, NA	9/24/14	EUR	37,460	USD	50,880	(709)
Bank of America, NA	9/24/14	GBP	29,936	USD	50,708	(190)
BNP Paribas	9/17/14	JPY	4,208,442	USD	41,321	(396)
Bank of America, NA	9/23/14	AUD	24,882	USD	23,095	(61)
Morgan Stanley Capital
Services, LLC	9/24/14	GBP	2,886	USD	4,898	(27)
BNP Paribas	9/24/14	EUR	3,333	USD	4,545	(82)
						(1,465)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2014, the cost of investment securities for tax purposes was $7,776,555,000. Net unrealized appreciation of investment securities for tax purposes was $917,223,000, consisting of unrealized gains of $1,287,028,000 on securities that had risen in value since their purchase and $369,805,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	7,162,162	297,946
Vanguard US Growth Fund Investor Shares	7,547,176	224,906
Vanguard Morgan Growth Fund Investor Shares	8,532,807	224,583
Vanguard Windsor II Fund Investor Shares	5,812,839	222,574
Vanguard Windsor Fund Investor Shares	10,353,769	221,985
Vanguard Explorer Fund Investor Shares	1,451,901	145,422
Vanguard Mid-Cap Growth Fund	2,986,246	75,074
Vanguard Capital Value Fund	4,799,709	73,772
		1,486,262
Total Investment Companies (Cost $1,017,073)		1,486,262
Other Assets and Liabilities-Net (0.0%)		(373)
Net Assets (100%)		1,485,889

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Diversified Equity Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Capital Value Fund	69,747	7,133	5,955	519	6,414	73,772
Vanguard Explorer Fund	141,354	18,277	4,217	52	14,143	145,422
Vanguard Growth and Income	284,921	6,856	23,645	4,714	—	297,946
Fund
Vanguard Mid-Cap Growth Fund	70,011	7,302	1,056	19	6,783	75,074
Vanguard Morgan Growth Fund	214,137	12,351	12,241	1,438	8,274	224,583
Vanguard U.S. Growth Fund	212,777	5,019	16,199	866	—	224,906
Vanguard Windsor Fund	213,503	6,691	19,303	2,825	—	221,985
Vanguard Windsor II Fund	213,420	12,818	16,489	4,875	4,676	222,574
Total	1,419,870	76,447	99,105	15,308	40,290	1,486,262

D. At July 31, 2014, the cost of investment securities for tax purposes was $1,017,073,000. Net unrealized appreciation of investment securities for tax purposes was $469,189,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (93.9%)[1]
Bangladesh (0.1%)
British American Tobacco Bangladesh Co. Ltd.	5,100	160

Brazil (11.4%)
Petroleo Brasileiro SA Preference Shares	831,028	6,996
Petroleo Brasileiro SA ADR	187,459	2,988
Vale SA-SP Pref ADR	179,000	2,291
Banco Bradesco SA Preference Shares	139,726	2,132
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	549,800	1,951
MRV Engenharia e Participacoes SA	507,488	1,628
BB Seguridade Participacoes SA	111,055	1,620
Banco Santander Brasil SA	229,800	1,544
Randon Participacoes SA Preference Shares	533,218	1,464
AMBEV SA	156,582	1,082
Brasil Insurance Participacoes e Administracao SA	261,607	1,079
Itau Unibanco Holding SA Preference Shares	68,877	1,066
BRF SA ADR	42,300	1,036
Totvs SA	59,424	1,027
AMBEV SA ADR	143,815	991
Telefonica Brasil SA ADR	45,100	909
Odontoprev SA	207,200	850
EDP - Energias do Brasil SA	172,105	804
CETIP SA - Mercados Organizados	54,457	762
ALL - America Latina Logistica SA	181,846	697
* B2W Cia Digital	43,979	647
Itau Unibanco Holding SA ADR	34,316	528
Cia de Saneamento Basico do Estado de Sao Paulo ADR	53,137	473
Vale SA-SP ADR	32,308	464
* B2W Cia Digital Receipt	31,972	459
Banco do Estado do Rio Grande do Sul SA Preference Shares	53,800	274
* Hypermarcas SA	24,100	192
Raia Drogasil SA	22,300	186
Localiza Rent a Car SA	6,630	106
BRF SA	4,100	100
		36,346
Canada (0.6%)
First Quantum Minerals Ltd.	74,731	1,773
* Ivanhoe Mines Ltd.	99,900	138
		1,911
Chile (0.1%)
SACI Falabella	16,930	135

China (19.8%)
China Construction Bank Corp.	5,592,850	4,279
China Unicom Hong Kong Ltd.	2,325,973	4,063
Industrial & Commercial Bank of China Ltd.	4,510,380	3,076
* Tencent Holdings Ltd.	185,285	3,009
China Mobile Ltd.	268,000	2,928
Dongfeng Motor Group Co. Ltd.	1,473,000	2,616

	PICC Property & Casualty Co. Ltd.	1,570,000	2,539
	Greatview Aseptic Packaging Co. Ltd.	3,089,000	2,425
	China Pacific Insurance Group Co. Ltd.	553,460	2,174
	China Power International Development Ltd.	4,664,600	1,956
	China Resources Power Holdings Co. Ltd.	694,000	1,939
	CNOOC Ltd.	1,095,000	1,937
	Lenovo Group Ltd.	1,251,280	1,707
^	Mindray Medical International Ltd. ADR	52,839	1,588
	China Shineway Pharmaceutical Group Ltd.	920,000	1,539
	China Agri-Industries Holdings Ltd.	3,525,000	1,538
	PetroChina Co. Ltd.	1,126,000	1,459
	Fosun International Ltd.	1,149,230	1,454
*	China Cinda Asset Management Co. Ltd.	2,306,500	1,315
*,2 Tianhe Chemicals Group Ltd.		3,602,000	1,134
	China Petroleum & Chemical Corp.	1,104,000	1,081
	Kingboard Laminates Holdings Ltd.	2,377,125	981
*	China Shipping Container Lines Co. Ltd.	3,211,000	927
	China Shenhua Energy Co. Ltd.	310,970	914
	China Overseas Land & Investment Ltd.	288,000	876
	Shanghai Electric Group Co. Ltd.	1,970,000	874
	Haier Electronics Group Co. Ltd.	304,000	868
	Tsingtao Brewery Co. Ltd.	104,000	847
	China Coal Energy Co. Ltd.	1,409,000	847
	Longfor Properties Co. Ltd.	567,000	815
	ENN Energy Holdings Ltd.	114,500	810
*	GCL-Poly Energy Holdings Ltd.	2,422,000	782
	Dah Chong Hong Holdings Ltd.	1,267,000	773
	Baoxin Auto Group Ltd.	931,500	750
	China Dongxiang Group Co. Ltd.	3,849,000	749
	Huadian Fuxin Energy Corp. Ltd.	1,468,000	747
	Guangdong Investment Ltd.	582,000	653
*	Luye Pharma Group Ltd.	677,904	590
	China Lesso Group Holdings Ltd.	977,000	575
	China Suntien Green Energy Corp. Ltd.	1,737,000	539
	Kingboard Chemical Holdings Ltd.	251,500	528
	Sunny Optical Technology Group Co. Ltd.	304,000	400
	GOME Electrical Appliances Holding Ltd.	2,044,871	345
	MMG Ltd.	788,000	313
	Hilong Holding Ltd.	445,000	249
	Sinopharm Group Co. Ltd.	53,200	156
*	China Modern Dairy Holdings Ltd.	235,500	109
	Intime Retail Group Co. Ltd.	107,500	100
	Shandong Weigao Group Medical Polymer Co. Ltd.	59,500	61
	ANTA Sports Products Ltd.	32,000	53
*	Chaoda Modern Agriculture Holdings Ltd.	404,000	12
			62,999
Czech Republic (0.7%)
	CEZ AS	42,624	1,206
	Komercni banka as	4,089	887
			2,093
Egypt (0.2%)
	Commercial International Bank Egypt SAE	117,406	690

Greece (0.9%)
*	Hellenic Telecommunications Organization SA	87,534	1,200
	Motor Oil Hellas Corinth Refineries SA	77,182	831

*	Alpha Bank AE	578,374	462
*	Alpha Bank Warrants Exp. 12/10/2017	131,600	268
*	Folli Follie SA	2,534	106
			2,867
Hong Kong (4.4%)
	Pacific Basin Shipping Ltd.	4,559,750	2,747
	Texwinca Holdings Ltd.	1,819,000	1,708
	Galaxy Entertainment Group Ltd.	186,000	1,564
	Stella International Holdings Ltd.	490,000	1,366
	Hang Lung Properties Ltd.	412,000	1,272
	Tingyi Cayman Islands Holding Corp.	418,000	1,184
	Sands China Ltd.	136,100	999
	ASM Pacific Technology Ltd.	75,200	799
	AMVIG Holdings Ltd.	2,024,000	759
	AAC Technologies Holdings Inc.	106,500	631
*,2 WH Group Ltd.		396,000	317
	Towngas China Co. Ltd.	265,440	306
*	HC International Inc.	100,000	215
	Huabao International Holdings Ltd.	261,000	189
			14,056
Hungary (0.7%)
*	Magyar Telekom Telecommunications plc	739,375	1,173
	OTP Bank plc	53,925	935
			2,108
India (7.3%)
	Reliance Industries Ltd.	188,750	3,118
	ITC Ltd.	445,984	2,611
*	Axis Bank Ltd.	267,897	1,728
	CESC Ltd.	153,920	1,632
	ICICI Bank Ltd.	64,452	1,556
	Indiabulls Housing Finance Ltd.	226,867	1,524
*	Tata Motors Ltd. ADR	38,300	1,506
*	Bharti Airtel Ltd.	242,926	1,490
	HCL Technologies Ltd.	41,900	1,074
	Hindalco Industries Ltd.	316,425	994
	Crompton Greaves Ltd.	213,343	681
	Tata Consultancy Services Ltd.	14,375	611
	GlaxoSmithKline Consumer Healthcare Ltd.	6,226	500
	Alstom T&D India Ltd.	83,613	454
	Ultratech Cement Ltd.	11,367	452
	Punjab National Bank	26,550	415
	Idea Cellular Ltd.	145,095	374
	Bank of India	83,000	372
	Bank of Baroda	24,475	349
	IDFC Ltd.	139,349	347
*	Dr Reddy's Laboratories Ltd. ADR	6,925	310
	Indian Bank	116,625	284
	ING Vysya Bank Ltd.	27,931	281
	Alstom India Ltd.	25,236	220
	Sun Pharmaceutical Industries Ltd.	16,892	220
	Jyothy Laboratories Ltd.	58,465	175
	United Spirits Ltd.	889	35
			23,313
Indonesia (1.0%)
	Bank Rakyat Indonesia Persero Tbk PT	1,310,500	1,257
	Indofood CBP Sukses Makmur Tbk PT	1,164,800	1,049

Vale Indonesia Tbk PT	1,023,200	349
* Bank Tabungan Pensiunan Nasional Tbk PT	406,900	144
Matahari Department Store Tbk PT	102,800	128
* Gudang Garam Tbk PT	20,500	95
		3,022
Kazakhstan (0.2%)
2 KCell JSC GDR	35,222	538

Kenya (0.2%)
Safaricom Ltd.	3,900,900	541
* Equity Bank Ltd.	305,000	157
		698
Malaysia (1.2%)
Genting Malaysia Bhd.	1,685,100	2,316
AMMB Holdings Bhd.	379,100	821
My EG Services Bhd.	328,400	295
British American Tobacco Malaysia Bhd.	11,900	262
		3,694
Mexico (2.8%)
Grupo Televisa SAB ADR	44,300	1,577
* Cemex SAB de CV ADR	124,543	1,564
Grupo Comercial Chedraui SA de CV	454,882	1,492
Grupo Financiero Banorte SAB de CV	181,600	1,207
Grupo Mexico SAB de CV Class B	333,400	1,184
America Movil SAB de CV ADR	36,061	850
Wal-Mart de Mexico SAB de CV	168,000	417
Corp Inmobiliaria Vesta SAB de CV	160,300	348
Concentradora Fibra Hotelera Mexicana SA de CV	187,400	328
		8,967
Nigeria (0.3%)
Zenith Bank plc	5,473,881	844

Other (1.6%)
3 Vanguard FTSE Emerging Markets ETF	119,030	5,204

Pakistan (0.2%)
United Bank Ltd.	310,800	613

Papua New Guinea (0.1%)
New Britain Palm Oil Ltd.	15,523	136

Philippines (1.6%)
Energy Development Corp.	11,587,193	1,627
Universal Robina Corp.	337,460	1,250
Metropolitan Bank & Trust Co.	398,715	784
Robinsons Land Corp.	1,314,500	682
LT Group Inc.	921,200	337
* Pepsi-Cola Products Philippines Inc.	1,428,000	155
Jollibee Foods Corp.	23,580	96
		4,931
Poland (0.9%)
Cyfrowy Polsat SA	256,525	1,919
* Polskie Gornictwo Naftowe i Gazownictwo SA	360,879	559
Bank Pekao SA	9,606	509
		2,987

Qatar (0.4%)
Industries Qatar QSC	29,544	1,390

Romania (0.1%)
*,2 Societatea Comerciala de Distributie si Furnizare a Energiei Elect- Electrica SA
GDR	24,120	326

Russia (5.7%)
Lukoil OAO ADR XLON	83,331	4,646
Rosneft OAO GDR	400,923	2,474
Gazprom OAO ADR	300,015	2,189
O'Key Group SA GDR	186,326	1,752
Phosagro OAO GDR	91,882	1,152
Sberbank of Russia ADR XLON	126,091	1,046
Magnit OJSC GDR	17,824	1,045
Mobile Telesystems OJSC ADR	44,322	795
Sberbank of Russia ADR	95,187	788
Lukoil OAO ADR	13,523	754
Moscow Exchange MICEX-RTS OAO	330,159	523
Etalon Group Ltd. GDR	109,404	455
MegaFon OAO GDR	14,790	412
MMC Norilsk Nickel OJSC ADR	11,751	230
		18,261
Singapore (0.2%)
Petra Foods Ltd.	242,000	763

South Africa (5.7%)
Naspers Ltd.	24,324	2,991
Sasol Ltd.	51,234	2,955
Discovery Ltd.	301,310	2,635
Imperial Holdings Ltd.	114,298	2,105
Reunert Ltd.	247,638	1,484
Barloworld Ltd.	148,918	1,412
Standard Bank Group Ltd.	96,410	1,297
* Aveng Ltd.	511,216	1,160
* AngloGold Ashanti Ltd. ADR	48,100	827
Rand Merchant Insurance Holdings Ltd.	236,977	688
Woolworths Holdings Ltd.	37,003	286
Pick n Pay Stores Ltd.	24,295	132
Steinhoff International Holdings Ltd.	18,661	93
* Adcock Ingram Holdings Ltd.	15,199	75
* Steinhoff International Holdings Rights Exp. 8/1/14	3,095	1
		18,141
South Korea (6.6%)
Samsung Electronics Co. Ltd.	3,165	4,096
Hyundai Motor Co.	11,076	2,622
Hyundai Mipo Dockyard	17,775	2,106
Hana Financial Group Inc.	41,280	1,663
Kia Motors Corp.	25,720	1,510
* SK Hynix Inc.	29,354	1,277
Dongbu Insurance Co. Ltd.	22,240	1,259
KB Financial Group Inc.	32,070	1,253
Samsung Engineering Co. Ltd.	17,000	1,139
LG Chem Ltd.	2,783	779
GS Holdings	16,538	752
Coway Co. Ltd.	7,881	679

Shinhan Financial Group Co. Ltd.	12,650	625
LG Electronics Inc.	6,700	496
Doosan Corp.	3,013	360
Lotte Chemical Corp.	1,737	293
		20,909
Spain (0.6%)
Prosegur Cia de Seguridad SA	283,683	1,914

Sri Lanka (0.0%)
Ceylon Tobacco Co. plc	7,047	63

Switzerland (0.3%)
* Dufry AG	5,753	985

Taiwan (8.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	273,653	5,473
Taiwan Semiconductor Manufacturing Co. Ltd.	1,019,543	4,088
Delta Electronics Inc.	501,773	3,410
Compal Electronics Inc.	3,411,000	3,140
Hon Hai Precision Industry Co. Ltd.	773,936	2,652
MediaTek Inc.	93,000	1,439
* Advanced Semiconductor Engineering Inc.	884,330	1,050
Mega Financial Holding Co. Ltd.	1,155,779	1,015
Oriental Union Chemical Corp.	949,932	949
Yuanta Financial Holding Co. Ltd.	1,546,842	859
Teco Electric and Machinery Co. Ltd.	397,000	503
President Chain Store Corp.	46,000	366
Largan Precision Co. Ltd.	3,000	230
Far Eastern New Century Corp.	166,378	186
Catcher Technology Co. Ltd.	21,000	172
Advantech Co. Ltd.	20,000	156
Eclat Textile Co. Ltd.	12,000	133
Hermes Microvision Inc.	3,000	116
* PChome Online Inc.	11,000	113
Silergy Corp.	8,388	70
		26,120
Thailand (2.4%)
Bangkok Bank PCL	309,400	1,872
Krung Thai Bank PCL (Foreign)	2,662,675	1,761
PTT Global Chemical PCL (Local)	458,551	934
* Airports of Thailand PCL	137,000	906
Kasikornbank PCL	85,000	550
Total Access Communication PCL	144,200	461
PTT Global Chemical PCL (Foreign)	204,944	424
Precious Shipping PCL	495,800	366
Bangkok Bank PCL (Foreign)	54,100	330
Robinson Department Store PCL	78,800	144
		7,748
Turkey (1.9%)
Tupras Turkiye Petrol Rafinerileri AS	53,741	1,313
Turkiye Garanti Bankasi AS	276,438	1,138
Turkiye Halk Bankasi AS	140,500	1,058
Coca-Cola Icecek AS	36,393	913
Akbank TAS	159,050	631
* Turkcell Iletisim Hizmetleri AS	93,550	612

*	Asya Katilim Bankasi AS			885,962	500
					6,165
	United Arab Emirates (0.8%)
	Union National Bank PJSC			872,012	1,564
	DP World Ltd.			39,000	740
	Abu Dhabi Commercial Bank PJSC			138,025	337
					2,641
	United Kingdom (1.5%)
	Standard Chartered plc			92,434	1,910
	Petrofac Ltd.			74,748	1,377
*	Ophir Energy plc			197,864	718
	Tullow Oil plc			58,192	713
					4,718
	United States (3.2%)
*	Hollysys Automation Technologies Ltd.			94,616	2,089
*	Genpact Ltd.			98,349	1,731
	Southern Copper Corp.			33,346	1,096
*	Flextronics International Ltd.			102,750	1,067
	*,^ Trina Solar Ltd. ADR			94,000	1,054
*	JD.com Inc. ADR			36,771	1,051
	CTC Media Inc.			104,620	1,012
*	Yandex NV Class A			25,100	760
*	Baidu Inc. ADR			732	158
	MercadoLibre Inc.			1,599	148
*	21Vianet Group Inc. ADR			4,465	124
					10,290
	Total Common Stocks (Cost $272,818)				298,746
		Coupon
	Temporary Cash Investments (6.6%)1
	Money Market Fund (6.2%)
	[4,5] Vanguard Market Liquidity Fund	0.118%		19,673,769	19,674

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.4%)
6	Federal Home Loan Bank Discount Notes	0.090%	8/6/14	400	400
	[6,7] Federal Home Loan Bank Discount Notes	0.086%	9/12/14	1,000	1,000
					1,400
	Total Temporary Cash Investments (Cost $21,074)				21,074
	Total Investments (100.5%) (Cost $293,892)				319,820
	Other Assets and Liabilities-Net (-0.5%)[5]				(1,651)
	Net Assets (100%)				318,169
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,250,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 2.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $2,315,000, representing 0.7% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

5 Includes $1,336,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

Emerging Markets Select Stock Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – North and South America	62,853	—	—
Common Stocks - Other	11,286	223,964	643
Temporary Cash Investments	19,674	1,400	—
Futures Contracts—Liabilities[1]	(213)	—	—
Total	93,600	225,364	643
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $18,549,000, based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	September 2014	230	12,128	(102)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2014, the cost of investment securities for tax purposes was $294,537,000. Net unrealized appreciation of investment securities for tax purposes was $25,283,000, consisting of

Emerging Markets Select Stock Fund

unrealized gains of $36,412,000 on securities that had risen in value since their purchase and $11,129,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEE'S EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEE'S EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

VANGUARD TRUSTEE'S EQUITY FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.